Borrowings - Maturity of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,593,009	$ 779,556	$ 904,949
Borrowings excluding obligations under finance lease
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,593,009	779,556
Borrowings excluding obligations under finance lease | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,359,491	576,772
Borrowings excluding obligations under finance lease | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	233,518	202,784
Borrowings excluding obligations under finance lease | Less than 1 year | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	163,558	69,178
Borrowings excluding obligations under finance lease | Less than 1 year | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	49,530	30,373
Borrowings excluding obligations under finance lease | Between 1 and 2 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	461,985	55,952
Borrowings excluding obligations under finance lease | Between 1 and 2 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	83,053	83,142
Borrowings excluding obligations under finance lease | Between 2 and 3 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	42,641	414,994
Borrowings excluding obligations under finance lease | Between 2 and 3 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	0	46,593
Borrowings excluding obligations under finance lease | Between 3 and 4 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	37,013	356
Borrowings excluding obligations under finance lease | Between 3 and 4 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	0	2,932
Borrowings excluding obligations under finance lease | Between 4 and 5 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	37,442	356
Borrowings excluding obligations under finance lease | Between 4 and 5 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	12,069	441
Borrowings excluding obligations under finance lease | More than 5 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	616,852	35,936
Borrowings excluding obligations under finance lease | More than 5 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 88,866	$ 39,303